Divestitures - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 17, 2013 Settlement Agreement	May 31, 2013 Infocomm Asia Holdings Pte Ltd	Jul. 31, 2012 Infocomm Asia Holdings Pte Ltd	Dec. 31, 2012 Infocomm Asia Holdings Pte Ltd	Aug. 15, 2012 Infocomm Asia Holdings Pte Ltd	Aug. 15, 2012 Game First International Corporation	Jul. 31, 2012 Game First International Corporation	Dec. 31, 2013 Shanghai JIDI Network Technology Co., Ltd.	Dec. 31, 2012 Shanghai JIDI Network Technology Co., Ltd.	Jul. 31, 2012 Spring Asia Limited	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2012 Mangas Everest Societe Par Actions Simplifiee Gaming software and service business	Dec. 31, 2011 T2CN Holding Limited Variable Interest Entity, Primary Beneficiary
Divestitures [Line Items]
Divestiture of business, net of cash transferred		$ (1,308,000)	$ 4,739,000													$ 4,739,000
Gain on deconsolidation															2,500,000	4,739,000
Cash reimbursement for legal fees incurred																790,000
Sale of ownership under agreement					20.00%	60.00%							100.00%	33.66%
Ownership retained						20.00%
Consideration for sale								3,000,000		3,000,000
Consideration received									750,000
Deferred gain on deconsolidation of IAH							211,000	211,000
Consideration installments receivable							2,250,000
Amount receivable from IAHGames or IAHGames' management				2,258,000
Remaining shares in IAHGames to be purchased by MCIL				1,000,000
Loss on disposal of property, plant and equipment	4,000	208,000	49,000								588,000	588,000
Total Consideration receivable in deconsolidation														1,700,000
Consideration received in de- consolidation, cash														$ 985,000